Share Capital (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital Details 3
Number of stock options granted	3,750,000	4,250,000	3,600,000
Fair value of stock options granted (CAD$)	$ 0.04	$ 0.04	$ 0.08
Market price of shares on grant date (CAD$)	$ 0.06	$ 0.05	$ 0.1
Pre-vest forfeiture rate	13.81%	16.09%	15.41%
Risk-free interest rate	1.44%	2.10%	0.55%
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	105.00%	119.00%	140.00%
Expected option life in years	4 years 2 months 19 days	4 years 2 months 19 days	4 years 5 months 1 day